Summary of Expenses for the Bank's Defined Contribution Plans (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined contribution pension plan expenses	$ 533	$ 516	$ 474
Defined contribution pension plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined contribution pension plan expenses	178	169	150
Government pension plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined contribution pension plan expenses	$ 355	$ 347	$ 324